Note 3 - Goodwill and Intangible Assets	9 Months Ended	12 Months Ended
	Sep. 30, 2013	Jan. 31, 2013
Goodwill and Intangible Assets Disclosure [Abstract]
Goodwill and Intangible Assets Disclosure [Text Block]

3. Goodwill and Intangible Assets

The carrying amount of goodwill at September 30, 2013, resulted from the valuation resulting from the acquisitions of Reach Media and Symon and the application of Financial Accounting Standards Board Standard Codification 805, “Business Combinations”. As a result, the basis of the net assets and liabilities of Reach Media and Symon were adjusted to reflect their fair values and the appropriate amount of goodwill was recorded for the consideration given in excess of the fair values assigned to the net identifiable assets.

The following table shows the carrying amount of Goodwill for the period ended September 30, 2013:

Balance – beginning	$-
Goodwill resulting from acquisitions occurring in April 2013	31,028,723
Balance - September 30, 2013	$31,028,723

The carrying values of the Company’s definite-lived intangible assets at September 30, 2013, are as follows:

	Weighted Average Amortization Years	Gross Carrying Amount	Accumulated Amortization	Net carrying Amount
Software and technology	5	$9,607,000	$(860,148)	$8,746,852
Customer relationships	7	17,276,000	(1,012,788)	16,263,212
Partner relationships	7	8,000,000	(500,640)	7,499,360
Tradenames and trademarks	5	3,318,000	(89,945)	3,228,055
Covenant not-to-compete	4	1,600,000	(187,808)	1,412,192
Total		$39,801,000	$(2,651,329)	$37,149,671

The carrying values of the Predecessor Company’s definite-lived intangible assets at January 31, 2013 are as follows:

	Weighted Average Amortization Years	Gross Carrying Amount	Accumulated Amortization	Net carrying Amount
Software and technology	5	$6,430,000	$(6,430,000)	$-
Customer relationships	8	4,921,204	(4,399,984)	521,220
Tradenames and trademarks	7	463,068	(299,845)	163,223
Covenant not-to-compete	5	270,952	(270,952)	-
Total		$12,085,224	$(11,400,781)	$684,443

Amortization expense for the period April 20, 2013 through September 30, 2013 was $2,651,329. Amortization expense for the Predecessor Company for the nine months ended October 31, 2012 was $683,797

Projected amortization expense for these assets for the five years ending December 31 is as follows:

2013	$4,138,082
2014	5,900,000
2015	5,900,000
2016	5,900,000
2017	5,900,000
Thereafter	12,062,918
Total	$39,801,000

3. Goodwill and Intangible Assets

The changes in the carrying amount of goodwill for the years ended January 31, 2013, 2012 and 2011, respectively, were as follows:

Balance at January 31, 2010	$10,797,649
Contingent payments	247,640
Effects of foreign exchange	(169,271)
Balance at January 31, 2011	10,876,018
Contingent payments	99,723
Effects of foreign exchange	(6,593)
Balance at January 31, 2012	10,969,148
Effects of foreign exchange	3,399
Balance at January 31, 2013	$10,972,547

The Company’s definite-lived intangible assets are as follows:

	January 31, 2013
	Weighted Average Amortization Years	Gross Carrying Amount	Accumulated amortization	Net carrying amount
Software	5	$6,430,000	$(6,430,000)	$-
Customer relationships	8	4,921,204	(4,399,984)	521,220
Tradename	7	463,068	(299,845)	163,223
Covenant not-to-compete	5	270,952	(270,952)	-
Total		$12,085,224	$(11,400,781)	$684,443

	January 31, 2012
	Weighted Average Amortization Years	Gross Carrying Amount	Accumulated amortization	Net carrying amount
Software	5	$6,430,000	$(6,408,510)	$21,490
Customer relationships	8	4,916,569	(3,912,070)	1,004,499
Tradename	7	462,776	(246,998)	215,778
Covenant not-to-compete	5	270,623	(248,388)	22,235
Total		$12,079,968	$(10,815,966)	$1,264,002

	January 31, 2011
	Weighted Average Amortization Years	Gross Carrying Amount	Accumulated amortization	Net carrying amount
Software	5	$6,430,000	$(6,302,510)	$127,490
Customer relationships	8	4,926,983	(3,255,537)	1,671,446
Tradename	7	463,432	(194,836)	268,596
Covenant not-to-compete	5	271,361	(194,707)	76,654
Total		$12,091,776	$(9,947,590)	$2,144,186

Amortization expense for the years ended January 31, 2013, 2012 and 2011 was $583,463, $874,937 and $1,671,871, respectively.

Projected amortization expense for these assets for the subsequent five years ending January 31 is as follows:

2014	$157,263
2015	143,595
2016	140,120
2017	140,120
2018	103,343

Trademarks and trade names amounting to $1,900,000 as of January 31, 2013, 2012 and 2011 have been determined to have indefinite lives.